UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Cash flows from operating activities
Net cash used in operating activities	$ (2,997)	¥ (19,339)	¥ (61,989)
Cash flows from investing activities
Purchase of available-for-sale investments	(10,532)	(68,000)	(86,000)
Proceeds from available-for-sale investments	15,565	100,500	65,000
Purchase of held-to-maturity investments	(18,741)	(121,000)	(25,000)
Maturity and proceeds from held-to-maturity investments	25,400	164,000	41,000
Purchase of property and equipment	(153)	(990)	(2,213)
Prepayment for leasehold improvement	(674)	(4,353)	(15)
Purchase of intangible assets	(47)	(306)
Purchase of subsidiary, net of cash acquired			37,622
Purchase of other non-current assets			(2,883)
Cash balances at disposed subsidiaries	(2)	(12)	(9)
Loan to third party			(19,900)
Net cash provided by investing activities	10,816	69,839	7,602
Cash flows from financing activities
Proceeds from long-term borrowing			10,409
Net cash provided by financing activities			10,409
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(11)	(71)	(1,007)
Net change in cash, cash equivalents and restricted cash	7,808	50,429	(44,985)
Cash, cash equivalents and restricted cash at beginning of periods	18,534	119,645	157,600
Cash, cash equivalents and restricted cash at end of periods	26,342	170,074	112,615
Supplemental disclosure of cash flow information
Income tax paid	(193)	(1,249)	(106)
Interest paid	(34)	(220)
Supplemental disclosure of non-cash investing and financing activities:
Derecognition of assets other than cash of disposed subsidiaries/deregistered subsidiaries	161	1,041	217
Derecognition of liabilities of disposed subsidiaries/deregistered subsidiaries, net of recognized amount due to the disposed subsidiaries/deregistered subsidiaries	368	2,378	9,328
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 2,041	¥ 13,175	¥ 98,845